BUSINESS COMBINATIONS - Pro forma financial information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
BUSINESS COMBINATIONS
Revenue	$ 4,763,716	$ 1,883,129
Net loss	$ (340,667)	$ (231,865)